Guarantees and Commitments (Schedule of Lease Commitments) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Guarantees [Abstract]
Operating Leases, Future Minimum Payments Due, Next Twelve Months	$ 70
Operating Leases, Future Minimum Payments, Due in Two Years	62
Operating Leases, Future Minimum Payments, Due in Three Years	50
Operating Leases, Future Minimum Payments, Due in Four Years	29
Operating Leases, Future Minimum Payments, Due in Five Years	18
Operating Leases, Future Minimum Payments, Due Thereafter	23
Operating Leases, Future Minimum Payments Due	252
Operating Leases, Rent Expense	$ 63	$ 79	$ 84